Financial Instruments - Risk Management	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Financial Instruments - Risk Management

10.	FINANCIAL INSTRUMENTS - RISK MANAGEMENT

The Company’s operations expose it to various types of risk that are associated with the financial instruments and the markets in which it operates. The most significant types of financial risk to which the Company is exposed are market risk, credit risk and liquidity risk.

The nature and extent of the financial instruments outstanding at the reporting date and the risk management policies employed by the Company are discussed below.

(a) Market Risk

Market risk embodies the potential for both loss and gains and includes currency risk, interest rate risk and price risk. The Companies’ market risks arise from open positions in interest bearing assets to the extent that these are exposed to general & specific market movements.

(i) Currency risk

All financial assets of the Company are denominated in a single currency (New Zealand dollars). As at the reporting date, the Company is not materially exposed to currencies other than its own functional currency. The Company does not undertake foreign currency hedging.

(ii) Interest rate risk

Interest rate risk is the risk of loss to the Company arising from adverse changes in interest rates. Interest rates on cash and cash equivalents and term deposits are subject to normal market fluctuations, however as these do not generate significant amounts of interest, changes in market interest rates do not have a material effect on the Company’s income.

Below are the weighted average effective interest rates on interest bearing financial instruments:

	As at	As at
	31/03/16	31/3/15
	%	%
Loans and receivables - cash and cash equivalents	1.00%	2.80%
Loans and receivables - term deposit	N/A	4.60%

Interest Rate Risk - Repricing Analysis

	As at	As at
Fixed Rate Instruments	31/03/16	31/3/15
	$	$
Loans and receivables - term deposit
0 - 12 months	-	-
1 - 2 years	-	250,000
2 - 3 years	-	-
3 - 5 years	-	-
5 + years	-	-
Total fixed rate instruments	-	250,000

Fixed Rate Instruments

	As at	As at
	31/03/16	31/3/15
	%	%
Loans and receivables - term deposit
0 - 12 months	-	-
1 - 2 years	-	4.60%
2 - 3 years	-	-
3 - 5 years	-	-
5 + years	-	-

(iii) Price Risk

Price risk is the risk that the value of the instruments will fluctuate as a result of changes in market prices not related to interest rate risk or currency risk, whether those changes are caused by factors specific to an individual investment, its issuer or factors affecting all instruments traded in the market.

As at 31 March 2016 the Company does not hold any financial instruments subject to price risk.

(b) Credit Risk

Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered into with the Company. The exposure to credit risk is monitored on an on-going basis.

The Company has the following financial instruments which are exposed to credit risk:

(i) cash and cash equivalents

(ii) trade and other receivables

(iii) term deposit

The Company monitors the credit quality of the counterparties on a regular basis.

The carrying amount of the financial instruments represents the Company’s maximum credit exposure.

Name of counterparty	As at	As at
	31/03/16	31/3/15
	$	$
Counterparties with external credit rating (Standard & Poor’s)
Bank of New Zealand - cash and cash equivalents	110,091	21,063
Bank of New Zealand - term deposit	-	250,000
Trade and other receivables - accrued interest on term deposit	-	1,796
Kiwibank Limited - cash and cash equivalents	8,506	10,635
Counterparties without external credit rating
Loans to related parties	108,872	21,401
Total	227,470	304,894

Counterparties with external credit rating (Standard & Poor’s)	Credit rating
Bank of New Zealand	AA-
Kiwibank Limited	A+

	As at	As at
Maximum credit exposures	31/03/16	31/3/15
	$	$
Cash and cash equivalents	118,598	31,698
Trade and other receivables	176,322	24,767
Term deposit	-	250,000
Total maximum credit exposure	294,920	306,465

Financial assets that are past due or impaired

The Company has reviewed each class of financial asset shown on the Statement of Financial Position and notes the following:

Cash and cash equivalents - all cash and cash equivalent balances are recorded at amortised cost, and there are no past due or impaired assets.

Trade and other receivables - all trade and other receivables are recorded at amortised cost. Interest accrued on the term deposit was received within three months of year end. Loans to related parties are past due but not impaired.

Term deposit - the term deposit balance is recorded at amortised cost, and there are no past due or impaired assets.

The carrying value of all financial assets approximates the fair value of these assets.

(c) Liquidity Risk

Liquidity risk (or funding risk) is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. Liquidity risk may result from an inability to sell financial assets quickly at close to their fair value.

The Company’s investments in cash and cash equivalents are readily realisable and generally settle within 1 day to ensure liabilities can be met.

Maturity Analysis for Financial Liabilities

The Company’s financial liabilities have the following remaining contractual maturities:

	As at	As at
	31/03/16	31/3/15
	$	$
On demand	-	-
Not later than one month	-	11,838
Later than one month and not later than three months	-	-
Later than three months and not later than one year	54,368	-
Later than one year and not later than five years	-	-
Later than five years	-	-
Total financial liabilities	54,368	11,838

Later than three months and not later than one year

Trade and other payables are to be settled within the next financial year.

Market Risk - Sensitivity Analysis

The following tables summarise the sensitivity of the Company’s financial assets and liabilities to interest rate risk.

Based on historical movements and volatilities in the New Zealand economy, and management’s knowledge and experience of financial markets, the Company believes the following assumptions are “reasonably possible” over a 12 month period:

* A shift of + 0.25% / - 0.25% in the market interest rates from the respective reporting date interest rates disclosure in the Interest Rate Risk section of Note 10.

If these assumptions were to occur, the impact on the net profit before tax (on the face of the Statement of Profit or Loss and Other Comprehensive Income) for each category of financial instrument held at the reporting dates are detailed below.

The aforementioned assumptions, used in the compilation of the sensitivity analysis, are consistent with the assumptions used internally by the management personnel of the Company for budgeting and planning purposes and the development of a financial risk management strategy.

The following tables set of the impact of:

1) A change in interest rates on the Company’s profit/(loss) i.e. net profit/(loss) before taxation

As at 31 March 2016
	Carrying Amt
	(NZD$)	Interest Rate Risk

		-0.25%	+0.25%
Financial Assets
Cash and cash equivalents	118,598	(296)	296
Trade and other receivables	176,322	(441)	441
Term deposit	-	-	-

Total financial assets	294,920	(737)	737

Total Increase / (decrease)		(737)	737

As at 31 March 2015
	Carrying Amt
	(NZD$)	Interest Rate Risk

		-0.25%	+0.25%
Financial Assets
Cash and cash equivalents	31,698	(79)	79
Trade and other receivables	24,767	(62)	62
Term deposit	250,000	(625)	625

Total financial assets	306,465	(766)	766

Total Increase / (decrease)		(766)	766